Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 6,803,057	$ 7,043,911
Federal funds sold	12,620,000	5,110,000
Cash and cash equivalents	19,423,057	12,153,911
Investment securities
Available-for-sale	27,742,623	23,592,336
Other investments	883,850	1,063,350
Loans, net	91,338,925	117,210,770
Property and equipment, net	5,024,113	5,230,835
Cash surrender value of life insurance policies	1,975,187	1,908,112
Property acquired in foreclosure	16,545,488	10,278,599
Other assets	1,390,168	2,530,552
Total assets	164,323,411	173,968,465
Liabilities And Shareholders' Equity
Noninterest bearing	17,087,736	10,382,882
Interest bearing	121,774,858	130,263,510
Total deposits	138,862,594	140,646,392
Customer repurchase agreements	1,767,550	2,945,937
Borrowings from Federal Home Loan Bank of Atlanta	2,441,505	6,592,338
Broker repurchase agreements	3,000,000	5,000,000
Other liabilities	769,152	425,086
Total liabilities	146,840,801	155,609,753
Commitments and contingencies - Notes 12 and 16
Shareholders' equity
Preferred stock, 10,000,000 shares authorized, 1,038 shares issued at December 31, 2011 and 2010	998,538	998,538
Common stock, no par value, 20,000,000 shares authorized, 2,210,769 shares issued at December 31, 2011 and 2010	18,909,600	18,859,924
Retained deficit	(2,907,929)	(1,418,781)
Accumulated other comprehensive (loss) income	482,401	(80,969)
Total shareholders' equity	17,482,610	18,358,712
Total liabilities and shareholders' equity	$ 164,323,411	$ 173,968,465